Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000124378 [Member] | General Motors Co 5 63 4 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124378 [Member] | Goldman Sachs Group Inc 1 99 1 27 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124378 [Member] | MetLife Inc 9 25 4 8 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124378 [Member] | Fortress Credit Opportunities CLO Ltd Series 2017 9A Class A1TR 5 72 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124378 [Member] | Morgan Stanley 6 63 11 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124378 [Member] | Mexico Government International Bond 6 87 5 13 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124378 [Member] | JPMorgan Chase And Co 5 35 6 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124378 [Member] | Bank of America Corp 2 97 2 4 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | Goldman Sachs Group Inc 5 05 7 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | United States Treasury Bond 4 62 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000124378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000124378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000124378 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124378 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000124378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000124378 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124378 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124378 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000124378 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124378 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124378 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124378 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000124377 [Member] | General Motors Co 5 63 4 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124377 [Member] | Goldman Sachs Group Inc 1 99 1 27 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124377 [Member] | MetLife Inc 9 25 4 8 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124377 [Member] | Fortress Credit Opportunities CLO Ltd Series 2017 9A Class A1TR 5 72 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124377 [Member] | Morgan Stanley 6 63 11 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124377 [Member] | Mexico Government International Bond 6 87 5 13 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124377 [Member] | JPMorgan Chase And Co 5 35 6 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124377 [Member] | Bank of America Corp 2 97 2 4 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | Goldman Sachs Group Inc 5 05 7 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | United States Treasury Bond 4 62 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000124377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000124377 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000124377 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124377 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000124377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000124377 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124377 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124377 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000124377 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124377 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124377 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124377 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000124376 [Member] | General Motors Co 5 63 4 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124376 [Member] | Goldman Sachs Group Inc 1 99 1 27 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124376 [Member] | MetLife Inc 9 25 4 8 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124376 [Member] | Fortress Credit Opportunities CLO Ltd Series 2017 9A Class A1TR 5 72 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124376 [Member] | Morgan Stanley 6 63 11 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124376 [Member] | Mexico Government International Bond 6 87 5 13 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124376 [Member] | JPMorgan Chase And Co 5 35 6 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124376 [Member] | Bank of America Corp 2 97 2 4 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | Goldman Sachs Group Inc 5 05 7 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | United States Treasury Bond 4 62 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000124376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000124376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000124376 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124376 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000124376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000124376 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124376 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124376 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000124376 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124376 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124376 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124376 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000142996 [Member] | United States Treasury Note 4 37 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | United States Treasury Note 4 25 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | United States Treasury Note 4 00 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | United States Treasury Note 4 13 9 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | United States Treasury Note 4 00 2 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | United States Treasury Note 4 25 3 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | United States Treasury Note 4 62 9 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | United States Treasury Note 4 13 6 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142996 [Member] | United States Treasury Note 4 50 3 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142996 [Member] | United States Treasury Note 4 00 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000142996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142996 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000142996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142996 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142996 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000142996 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142996 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000142996 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000142996 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000142996 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142996 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 37 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 25 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 00 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 13 9 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 00 2 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 25 3 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 62 9 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | United States Treasury Note 4 13 6 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142997 [Member] | United States Treasury Note 4 50 3 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142997 [Member] | United States Treasury Note 4 00 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142997 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000142997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142997 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000142997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142997 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142997 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000142997 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000142997 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000142997 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142997 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000142997 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142997 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 37 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 25 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 00 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 13 9 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 00 2 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 25 3 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 62 9 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | United States Treasury Note 4 13 6 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142998 [Member] | United States Treasury Note 4 50 3 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142998 [Member] | United States Treasury Note 4 00 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000142998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142998 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000142998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142998 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142998 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000142998 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000142998 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000142998 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142998 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000142998 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142998 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%